FINANCIAL INSTRUMENTS - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 22,051
At 1 January, derivative liabilities	(18,060)
Exchange and other adjustments	(88)	£ 39	£ (17)
At 31 December, derivative assets	24,753	22,051
At 31 December, derivative liabilities	(24,042)	(18,060)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	893
At 1 January, derivative liabilities	(944)
At 31 December, derivative assets	553	893
At 31 December, derivative liabilities	(608)	(944)
Level 3 £m | Derivative assets £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	893	981
Exchange and other adjustments	47	(4)
Gains (losses) recognised in the income statement within other income	72	(182)
Purchases (additions)	48	214
(Sales) redemptions	(21)	(116)
Transfers out of the level 3 portfolio	(486)	0
At 31 December, derivative assets	553	893	981
(Losses) gains recognised in the income statement within other income	(72)	182
Level 3 £m | Derivative assets £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains (losses) recognised in the income statement within other income	(222)	219
(Losses) gains recognised in the income statement within other income	222	(219)
Level 3 £m | Derivative liabilities £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(944)	(1,374)
Exchange and other adjustments	(37)	4
Gains (losses) recognised in the income statement within other income	204	292
Purchases (additions)	(46)	(328)
(Sales) redemptions	38	462
Transfers out of the level 3 portfolio	177	0
At 31 December, derivative liabilities	(608)	(944)	£ (1,374)
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	(204)	(292)
Level 3 £m | Derivative liabilities £m | Other £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Gains (losses) recognised in the income statement within other income	(125)	(324)
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	£ 125	£ 324